Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Presentation
The unaudited interim condensed consolidated financial statements as of March 31, 2022 and for the three months ended March 31, 2022 and 2021 include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. These unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting primarily of normal recurring accruals, necessary for a fair statement of the financial position as of March 31, 2022, the results of operations for the three months ended March 31, 2022 and 2021, and cash flows for the three months ended March 31, 2022 and 2021. The condensed balance sheet at December 31, 2021 was derived from audited annual financial statements and does not contain all of the footnote disclosures from the annual financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form
10-K
for the year ended December 31, 2021.
Restricted Cash
Restricted cash represents amounts required to be held as collateral in a money market account for treasury management service agreements. The Company held $0.1 million of restricted cash as of March 31, 2022 and December 31, 2021.
The following table presents the Company’s cash, cash equivalents and restricted cash by category in the Company’s Condensed Consolidated Balance Sheets (in thousands):

	March 31, 2022	December 31, 2021
Cash and cash equivalents	$188,070	$126,526
Restricted cash	104	103

Cash, cash equivalents, and restricted cash	$188,174	$126,629

Revenue Recognition
The Company derives revenue from two primary sources: Event Cloud subscription-based solutions and Hospitality Cloud marketing and subscription-based solutions. Subscription services revenue consists primarily of fees to provide the Company’s customers with access to its cloud-based platform. Subscription service contracts do not provide customers with the right to take possession of the software, are non-cancellable,
and do not contain rights of return. Hospitality Cloud marketing solutions primarily relate to digital advertising on the Company’s hosted venue sourcing networks. Revenue is recognized when control of these services is transferred to a customer. A time-elapsed method is used to measure progress for subscription contracts because control is transferred evenly over the contract term. For the three months ended March 31, 2022, the Company recognized approximately 85.8% of its revenue from services transferred to the customer over time, with the remaining 14.2% of revenue recognized at a point in time upon delivery, generally when an event occurred. The Company’s services are generally provided under annual and multi-year contracts with invoicing occurring in annual or quarterly installments at the beginning of each year, or quarter, in the contract period. Revenue is presented net of sales and other taxes the Company collects on behalf of governmental authorities.
Certain contracts may include multiple distinct performance obligations which may consist of some or all of subscription services, marketing packages, and professional services. When an arrangement includes multiple performance obligations relating to SaaS subscriptions, which are concurrently delivered and have the same pattern of transfer to the customer (the services transfer to the customer ratably over the contract period), the entire contract value is recognized on a straight-line basis over the contract term. When an arrangement includes multiple performance obligations that do not have the same pattern of transfer to the customer, revenue is recognized at each performance obligation’s respective standalone selling price (“SSP”), when the performance obligations are satisfied. The SSP is the price at which the Company would sell a promised good or service separately to a customer. The Company estimates SSP based on internal margin analysis, competitor data, and other industry standards for SaaS-based companies.
Segment and Geographic Data
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company has determined that it operates in one operating segment and one reportable segment, as the CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.
Property and equipment outside North America geographic locations represented 32.2% and 33.4% of total property and equipment, net as of March 31, 2022 and December 31, 2021, respectively, and are located primarily in India. The composition of the Company’s property and equipment between North America and locations outside of North America is set forth below (in thousands):

	March 31, 2022	December 31, 2021
North America	$9,986	$10,205
Outside North America	4,741	5,129

Total	$14,727	$15,334

Net Loss per Share of Common Stock
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period.
Diluted earnings per share adjusts basic earnings per share for the potentially dilutive impact of stock options. As the Company has reported losses for all periods presented, all potentially dilutive securities, including stock options, are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.
For the three months ended March 31, 2022 and 2021, 55,354,536 and 36,768,058 stock options were excluded from the computation of diluted net loss per share of common stock, respectively, because including them would have been antidilutive.
Recently Adopted Accounting Pronouncements
In October 2021, the FASB issued ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU
2021-08”).
ASU
2021-08
will require companies to apply the definition of a performance obligation under ASC Topic 606 to recognize and measure contract assets and contract liabilities (i.e., deferred revenue) relating to contracts with customers that are acquired in a business combination. Under current U.S. GAAP, an acquirer generally recognizes assets acquired and liabilities assumed in a business combination, including contract assets and contract liabilities arising from revenue contracts with customers, at fair value on the acquisition date. ASU
No. 2021-08
will result in the acquirer recording acquired contract assets and liabilities on the same basis that would have been recorded by the acquiree before the acquisition under ASC Topic 606. ASU
No. 2021-08
is effective for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company adopted ASU
2021-08
on January 1, 2022 and will apply the provisions on a prospective basis. The adoption of ASU
2021-08
had no impact on our operating results for the three months ended March 31, 2022.
In November 2021, the FASB issued Accounting Standards Update No
2021-10,
Government Assistance (Topic 832)—Disclosures by Business Entities about Government Assistance (“ASU
2021-10”).
ASU
2021-10
requires additional disclosures regarding the nature of government assistance, the related accounting policy used to account for assistance, the affected line items and applicable amounts within the consolidated financial position and results of operations, and significant terms and conditions related to the assistance. Government assistance within the scope of ASC 832 includes assistance that is administered by domestic, foreign, local, state, national governments, as well as departments, independent agencies and intergovernmental organizations. The updated guidance increases transparency of government assistance including 1) the type of assistance, 2) the entity’s accounting for assistance, and 3) the effect of assistance on the entity’s financial statements. The Company adopted ASU
2021-10
on January 1, 2022 and will apply the provisions on a prospective basis. During the three months ended March 31, 2022, the Company received $0.5 million in government wage and rent subsidies, which are recorded as contra-expenses included in our cost of revenue and operating expenses on our unaudited interim condensed consolidated statement of operations and comprehensive loss.
Recent Accounting Pronouncements Not Yet Adopted
In March 2020, the FASB issued ASU
No. 2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU
2020-04”).
These amendments provide temporary optional guidance to ease the potential burden in accounting for reference rate reform. The ASU provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued. It is intended to help stakeholders during the global market-wide reference rate transition period. In January 2021, the FASB issued ASU
2021-01
which clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The guidance is may be adopted any time prior to December 31, 2022. The Company is currently evaluating the impact of this ASU on its consolidated financial statements but does not expect that it will have a material impact on its consolidated financial position, results of operations and cash flows.

2. Summary of Significant Accounting Policies
Basis of Presentation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).
The Reverse Recapitalization Transaction between Dragoneer and Legacy Cvent was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Dragoneer was treated as the acquired company and Legacy Cvent was treated as the acquirer for financial reporting purposes.
Accordingly, for accounting purposes, the Reverse Recapitalization Transaction was treated as the equivalent of Legacy Cvent issuing stock for the net assets of Dragoneer, accompanied by a recapitalization. The net assets of Dragoneer are stated at historical cost, with no goodwill or other intangible assets recorded.
Legacy Cvent was determined to be the accounting acquirer based on the following predominant factors:

•	Legacy Cvent’s existing stockholders had a majority of the voting power in the Company following the Reverse Recapitalization Transaction;

•	Legacy Cvent had the ability to nominate a majority of the initial members of our Board;

•	Legacy Cvent’s senior management is the senior management of the Company;

•	Legacy Cvent’s operations prior to the Reverse Recapitalization Transaction comprised the ongoing operations of the Company;

•	Legacy Cvent is the larger entity based on historical operating activity and had the larger employee base prior to the Reverse Recapitalization Transaction; and

•	The post-combination company assumed a Legacy Cvent branded name: “Cvent Holding Corp.”
The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization Transaction are those of Legacy Cvent. The shares and corresponding capital amounts and losses per share, prior to the Reverse Recapitalization Transaction, have been retroactively restated based on shares reflecting the exchange ratio established in the Reverse Recapitalization Transaction of approximately 454:1, with the exception of the authorized shares and shares reserved for issuance. See Note 3. Reverse Recapitalization Transaction for more information.
Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates and assumptions made by management include estimated useful lives of property and equipment, capitalized software development costs, capitalized sales commissions, the valuation of goodwill and intangibles, allowances for doubtful accounts, valuation of deferred tax assets, certain assumptions related to stock-based compensation, including the estimated value of the Company’s common stock and, income taxes. As of the date the financial statements were available for issuance, we are not aware of any specific events or circumstances that would require us to update our estimates, judgments, or to revise the carrying values of our assets or liabilities. Actual results could differ from those estimates and assumptions.

Cash and Cash Equivalents
Highly liquid financial instruments purchased with original maturities of
90 days
or less at the date of purchase are reported as cash equivalents. Cash equivalents are recorded at cost, which approximates fair value due to their short-term maturities.
Included in cash and cash equivalents are funds representing amounts reserved for registration fees processed on behalf of customers. While these cash accounts are not restricted as to their use, a liability for amounts due to customers under these arrangements has been recorded in Fees payable to customers in the accompanying consolidated balance sheets. Fees payable to customers were $25.0 million and $16.9 million as of December 31, 2021 and 2020, respectively.
Restricted Cash
Restricted cash represents amounts required to be held as collateral in a money market account for treasury management service agreements. The Company held $0.1 million and $0.2 million of restricted cash as of December 31, 2021 and 2020, respectively.
The following table presents the Company’s cash, cash equivalents and restricted cash by category in the Company’s Consolidated Balance Sheets (in thousands):

	As of December 31,
	2021	2020

Cash and cash equivalents	$126,526	$65,265
Restricted cash	103	205

Cash, cash equivalents, and restricted cash	$126,629	$65,470

Short-term Investments
All highly liquid investments with stated maturity dates between three months and one year from the purchase date are classified as short-term investments. The Company determines the appropriate classification of its short-term investments at the time of purchase. The Company’s short-term investments consist of highly liquid financial instruments, which are comprised of certificates-of-deposit,
and are considered Level 2 investments. Short-term investments are recorded at cost, which approximates fair value due to their short-term maturities.
Accounts Receivable
Accounts receivable includes billed and unbilled receivables, net of allowance for credit losses. Accounts receivable are recorded at the amount invoiced to customers and do not bear interest. The Company estimates the allowance for expected credit loss based on collectability of accounts receivable and unbilled receivables by considering various factors, including the age of the accounts receivable balances, historical write-off
experience, the collection history of customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and any other factors that may affect the Company’s ability to collect from customers. The Company assesses collectability by reviewing accounts receivable by group based on similar characteristics and review individual customer when specific issues are identified. The allowance for expected credit losses are recorded as part of Accounts Receivable, net, in the Consolidated Balance Sheets. The change in the Company’s allowance for expected credit losses is as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019

Allowance for expected credit losses, beginning of period	$3,287	$1,912	$3,379
Credit loss expense	8,316	3,280	1,407
Write-offs and adjustments	(7,056)	(1,905)	(2,874)

Allowance for expected credit losses, end of period	$4,547	$3,287	$1,912

Credit loss expense during the years ended December 31, 2021, 2020, and 2019 was $8.3 million, $3.3 million, and $1.4 million, respectively. As a result of the volatility in global markets and economies and the financial difficulties faced by many of its customers, the Company has increased the allowance for expected credit losses. The Company does not have any off-balance
sheet credit exposure related to its customers.
Revenue Recognition
The Company derives revenue from two primary sources: Event Cloud subscription-based solutions and Hospitality Cloud marketing and subscription-based solutions. Subscription services revenue consists primarily of fees to provide the Company’s customers with access to its cloud-based platform. Subscription service contracts do not provide customers with the right to take possession of the software, are non-cancellable,
and do not contain rights of return. Hospitality Cloud marketing solutions primarily relate to digital advertising on the Company’s hosted venue sourcing networks. Revenue is recognized when control of these services is transferred to a customer. A time-elapsed method is used to measure progress for subscription contracts because control is transferred evenly over the contract term. For the year ended December 31, 2021, the Company recognized approximately 86.2% of its revenue from services transferred to the customer over time, with the remaining 13.8% of revenue recognized at a point in time upon delivery, generally when an event has occurred. The Company’s services are generally provided under annual and multi- year contracts with invoicing occurring in annual or quarterly installments at the beginning of each year, or quarter, in the contract period. Revenue is presented net of sales and other taxes the Company collects on behalf of governmental authorities.
Certain contracts may include multiple distinct performance obligations which may consist of some or all of subscription services, marketing packages, and professional services. When an arrangement includes multiple performance obligations relating to SaaS subscriptions, which are Revenue from services transferred to the customer on currently delivered and have the same pattern of transfer to the customer (the services transfer to the customer ratably over the contract period), the entire contract value is recognized on a straight-line basis over the contract term. When an arrangement includes multiple performance obligations that do not have the same pattern of transfer to the customer, revenue is recognized at each performance obligation’s respective standalone selling price (“SSP”), when the performance obligations are satisfied. The SSP is the price at which the Company would sell a promised good or service separately to a customer. The Company estimates SSP based on internal margin analysis, competitor data, and other industry standards for SaaS-based companies.

Event Cloud Revenue
Event Management
The Company generates the majority of its Event Cloud revenue through four primary sources: 1)
Software-as-a-Service
(“SaaS”) subscriptions to the event and conference management platform for in-person,
virtual, and hybrid events, 2) SaaS subscriptions for access to mobile apps and tools to create custom mobile apps, 3) Attendee Hub, and 4) Onsite Event Solutions. Pricing for SaaS subscriptions is based on the features and functionality selected by the customer and, with the exception of professional services that can also be purchased, are available for use by the client for the full duration of the contract. The Company’s SaaS subscriptions to its cloud-based platform are considered a service arrangement and recognized to revenue over time, on a straight- line basis over the term of the subscription arrangement. Professional services revenue is recognized over time, primarily using an input method based on the hours incurred for the related project.
Event and Conference Management Platform
SaaS subscriptions to the event and conference management platforms may include functionality that enables customers to manage the registration of people that plan to attend the customer’s event or events. At any time during the subscription term, customers may elect to purchase blocks of additional registrations (“reg blocks”) and other features or functionality
(“non-reg”),
which are referred to as subscription upsells. Reg blocks are not considered distinct and are treated as a single performance obligation with the accompanying feature set of the base event management platform. The purchase of a reg block upsell is considered a contract modification that adjusts only the transaction price of the original contract. Accordingly, a cumulative revenue catch-up
is recognized from the start of the original contract with the remaining amount recognized on a straight- line basis over the duration of the contract term.
Non-reg
block features are considered distinct and the purchase of a non-reg
upsell is considered a contract modification that adjusts the scope and transaction price of the original contract. Accordingly, the modification is accounted for as a separate contract and the revenue is recognized over the subscription period. No portion of the subscription fee is refundable regardless of the actual number of registrations that occur, or the extent to which other features and functionality are used.
Attendee Hub and Mobile Apps
Subscription-based solutions also include the sale of mobile event apps for in-person,
virtual, or hybrid events. The Company introduced a new product, the Attendee Hub to provide fully-branded event experiences for virtual and hybrid events and to automate key aspects of the meeting planning process from registration, appointments, and qualifying leads throughout the event lifecycle. The Attendee Hub works in concert with Cvent’s Mobile Apps to drive live engagement throughout an event to capture more intelligence on attendee interests. The revenue for mobile event apps solutions and Attendee Hub is recognized over time on a straight-line basis over the life of the contract. At any time during the subscription term, customers may elect to purchase access to additional mobile event apps, additional events within an existing mobile event app, or additional Attendee Hub events, which are referred to as upsells. Revenue for these upsells is recognized prospectively over the remaining contract term. No portion of the subscription fee is refundable.
Onsite Event Solutions
Event specific onsite solutions include the rental of equipment and consultants needed to successfully manage and execute a complex event, along with the SaaS to manage appointments, exhibitors, speakers, and lead capture and to aggregate all of this information to understand attendee interests. Revenue related to rental of equipment and consultants is recognized based on the contractual stated value, which approximates its relative standalone selling price, and is generally recognized at a point in time as the services are performed and the performance obligations are satisfied. Revenue related to the Company’s SaaS subscriptions to its onsite solutions are considered a service arrangement and recognized to revenue over time, on a straight-line basis over the term of the subscription arrangement.

Hospitality Cloud Revenue
The Hospitality Cloud offers cloud-based SaaS solutions to drive increased demand across the hotel group sales lifecycle from advertising to lead management tools.
Group Marketing Solutions
Group marketing solutions revenue is generated through the delivery of various forms of advertising sold through annual or multi-year contracts to hotels and venues. Advertising is sold as a stand ready obligation to deliver advertising, and accordingly revenue is recognized over time on a straight-line basis as the performance obligation is satisfied and the advertisement is displayed. Such solutions include prominent display of a customer’s venue within the Cvent Supplier Network to find and book physical event space. Pricing for the advertisements is based on the term of the advertisement, targeted geography, market tier, number of advertisements and prominence of the ad placement.
Cloud-Based SaaS Solutions
The Hospitality Cloud also offers a variety of cloud-based SaaS solutions such as 1) Passkey, which allows hotels, convention and visitor bureaus and meeting management companies to streamline and automate hotel room blocks; hotels also use Passkey to create upsell opportunities with group guests, who in turn gain a simpler way to make and manage their hotel reservations. 2) Business Transient, which simplifies how hotels attract, manage and win corporate travel business, publish data to Global Distribution Systems and online travel agency websites, and 3) Event Diagramming, a collaborative SaaS tool that empowers event planners and venues to work together to design the optimal venue layout before an event occurs. This technology enables meeting spaces to be viewed in a three-dimensional rendering which facilitates designing the optimal room layout to scale that includes tables, chairs, stages, and other structures used for events. Revenue for Passkey, Business Transient and Event Diagramming is generated through the delivery of SaaS subscriptions to the respective cloud-based platform. The entire subscription fee is recognized over time on a straight-line basis over the term of the subscription arrangement as the performance obligation is satisfied.
Business Combinations
The Company allocates the purchase price of acquired companies to the identifiable tangible and intangible assets acquired and liabilities assumed at the acquisition date based upon their estimated fair values. This allocation and valuation requires management to make significant estimates and assumptions, specifically with respect to long-lived and intangible assets.
Critical estimates in valuing intangible assets include, but are not limited to, estimates regarding: future expected cash flows from customer contracts, customer lists, discount rates, distribution agreements, developed proprietary technology including acquired software platforms and non-competition
agreements and assumptions about the period of time these assets will benefit the Company. The Company’s estimates of fair value are based upon assumptions the Company believes to be reasonable, but which are inherently uncertain and unpredictable.
In addition, uncertain tax positions and
tax-related
valuation allowances assumed in connection with a business combination are initially estimated as of the acquisition date.
Transaction costs related to acquisitions are expensed as incurred.
Leases
The Company determines whether an arrangement is or contains a lease at contract inception, and arrangements meeting the definition of a lease are classified as operating or financing leases at the lease commencement date. For leases with an original term longer than twelve months, lease liabilities are initially recognized on the lease commencement date based on the present value of the future minimum lease payments over the lease term. A corresponding right-of-use
asset is initially recognized equal to the lease liability adjusted for any lease prepayments, initial direct costs and lease incentives. The discount rates used in determining the present value of leases represent the Company’s collateralized borrowing rate considering lease term and currency of payment. The Company has lease agreements containing both lease and non-lease
components, which it combines for office space, the Company’s only material underlying asset class. As such, minimum lease payments include fixed payments for non-lease
components within a lease agreement, but exclude variable lease payments not dependent on an index or rate, such as common area maintenance, operating expenses, or other costs that are subject to fluctuation from period to period. Variable lease payments are expensed as incurred. The lease term includes the non-cancellable
period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain. Lease expense is generally recognized on a straight-line basis over the lease term and included in General and administrative expense in the Company’s Consolidated Statements of Operations and Comprehensive Loss. The Company excludes short-term leases having initial terms of 12 months or less as an accounting policy election, and instead recognizes rent expense on a straight-line basis over the lease term.
Deferred Revenue
Deferred revenue consists of contractual billings made for which the contract start date has passed or where payments have been received in advance of revenue recognition from Event Cloud solutions or Hospitality Cloud solutions. The Company generally invoices customers in annual or quarterly installments. Customer invoices are generally due 30 days from the time of invoicing. The Company does not have significant financing components in its contracts as the Company expects to receive full payment for its services within one year from the date of transfer of services to customers.

Cost of Revenue
Cost of revenue primarily consists of employee-related expenses, including salaries, benefits, bonuses and stock-based compensation, related to providing support and hosting our applications, costs of cloud-based data center capacity, software license fees, costs to support our onsite solutions and virtual products, interchange fees related to merchant services and amortization expense associated with capitalized software. In addition, we allocate a portion of overhead, such as rent and depreciation and amortization to cost of revenue based on headcount.
Property and Equipment
Property and equipment is stated at cost less accumulated depreciation and amortization. Improvements and replacements of property and equipment are capitalized. Maintenance and repairs that do not improve or extend the lives of property and equipment are charged to expense as incurred. When assets are sold or retired, their cost and related accumulated depreciation are removed from the ledger and any gain or loss is reported in operating loss in the accompanying consolidated statements of operations and comprehensive loss. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. The estimated useful life of computer equipment and purchased software is three years while the estimated useful lives of furniture and equipment is seven years. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset.
Capitalized Software Development Costs
Costs incurred during the application development stage to develop software directly used in the delivery of revenue generating activities are capitalized and recorded as capitalized software development costs on the consolidated balance sheet in accordance with the provisions of FASB ASC Subtopic
350-40,
Intangibles –
Goodwill and Other Subtopic 40
Internal-Use
Software
. There is judgment involved in estimating cost incurred
on a project-by-project basis in the application development stage.
These costs are amortized on a
project-by-
project basis using the straight-line method over the estimated economic life of the application, which is generally three years, beginning when the asset is ready for its intended use. Costs incurred during the preliminary development stage, as well as maintenance and training costs are expensed as incurred.
Impairment of Long-Lived Assets
Long-lived assets are reviewed for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. If such review indicates that the carrying amount of long- lived assets is not recoverable from future undiscounted cash flows, the carrying amount of such assets is reduced to the lower of the carrying value or fair value.
In addition to the recoverability assessment, the Company routinely reviews the remaining estimated lives of its long-lived assets. Any reduction in the useful life assumption will result in increased depreciation and amortization expense in the period when such determinations are made, as well as in subsequent periods. There was no change to the useful lives of long-lived assets for the years-ended December 31, 2021 and 2020.
Goodwill
Goodwill represents the excess of: (i) the aggregate of the fair value of consideration transferred in a business combination, over (ii) the fair value of assets acquired, net of liabilities assumed. Goodwill is not amortized but is subject to annual impairment tests. The Company adopted Accounting Standards Update No
2017-04,
Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
in 2018, which eliminated the second step of the impairment assessment and allows for companies to recognize as an impairment charge, the excess of the reporting unit’s carrying value over the fair value, subject to certain limitations.
The Company performs an annual impairment review of goodwill, or when a triggering event occurs between annual impairment tests. The Company operates as one reporting unit. The Company’s test for goodwill impairment starts with a qualitative assessment to determine whether it is necessary to perform a quantitative goodwill impairment test. If qualitative factors indicate that the fair value of the reporting unit is more likely than not less than its carrying amount, then a quantitative goodwill impairment test is performed. Under the quantitative impairment test, if the carrying amount of the reporting unit exceeds its fair value, then an impairment loss is recognized in an amount equal to that excess, not to exceed the total amount of goodwill. During the 2021 qualitative assessment of goodwill, management concluded that it was more likely than not that the fair value of the Company’s reporting unit exceeded its carrying value, resulting in no indication of impairment as of December 31, 2021.
Research and Development
Research and development expenses consist primarily of personnel and related expenses for our research and development staff, including salaries, benefits, bonuses and stock-based compensation and the cost of third-party contractors. Research and development expenses, other than software development costs that qualify for capitalization, are expensed as incurred. In addition, we allocate a portion of overhead, such as rent and depreciation to research and development based on headcount.
Sales Commissions
Commissions earned by the Company’s sales personnel are considered incremental costs of obtaining a contract with a customer. Accordingly, sales commissions are capitalized when incurred and amortized on a straight-line basis over the Company’s average historical customer life, which is determined based on the underlying product line and ranges from one to four years. The Company determined the period of amortization by reviewing the average length of its customers contracts, changes in technology, expected contract renewals and customer retention, and other industry factors. The Company re-assesses
this calculation at each reporting period. The amortization of capitalized commissions is recorded as a component of sales and marketing expense. Commissions incurred, but not paid, are included in accrued expenses in the accompanying consolidated balance sheets. In the event a customer contract is canceled in proportion to the remaining contract period at the date of cancellation, sales commissions are clawed back and recorded in sales and marketing expense. Commissions subject to claw back features are capitalized as the Company has concluded that all parties are committed to perform their respective obligations and collection is probable. Amounts clawed back to date have not been material to the Company’s results of operations.
The current portion of capitalized commissions, net was $25.4 million and $22.0 million as of December 31, 2021 and 2020, respectively. The noncurrent portion of capitalized commissions, net was $23.0 million and $20.4 million as of December 31, 2021 and 2020, respectively. During the years ended December 31, 2021, 2020, and 2019, $29.3 million, $29.1 million, and $25.6 million, respectively, of capitalized commissions were amortized to sales and marketing expense in the accompanying consolidated statements of operations and comprehensive loss.
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities, and their respective income tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
The Company establishes a valuation allowance when it is more likely than not that all or a portion of a deferred tax asset will not be realized. The Company only recognizes the tax benefit from an uncertain tax position if it is more likely than not that the tax position will be sustained on examination.
The Company is subject to tax on global intangible
low-taxed
income (“GILTI”) earned by certain foreign subsidiaries. Entities can make an accounting policy election to either recognize deferred taxes for temporary basis differences expected to reverse as GILTI in future years or provide for the tax expense related to GILTI in the year the tax is incurred. The Company has elected to account for GILTI tax as a current period expense.
Stock-Based Compensation
Employee stock-based compensation is recognized as a cost in the consolidated statements of operations and comprehensive loss. For both equity-classified and liability-classified awards, such cost is measured at the grant date fair value of the award. We estimate the grant date fair value for stock options using the Black-Scholes option-pricing model. The Black-Scholes pricing model requires the use of subjective assumptions including the expected term of the options, the price volatility of the underlying stock, dividend yield, and a discount for the lack of marketability. The expected dividend yield is zero, as we have not previously declared cash dividends and do not currently intend to declare cash dividends in the foreseeable future. Prior to the Company becoming publicly traded, because we were privately-held, the Black-Scholes pricing inputs, including the grant date fair value of the underlying common stock, volatility of the underlying stock, and a discount for the lack of marketability, were estimated based on our peer group companies, which are publicly-traded. Our peer group was established through consultation with our external valuation firm; our ultimate parent entity, an affiliate of Vista Equity Partners Management, LLC (“Vista”); and confirmed through the review of the performance and valuation attributes of our peer group to determine that our public-company peer group is a reasonable and fair proxy for our share performance, if our shares were publicly-traded. The risk-free rate for the expected term of the option was based on the U.S. Treasury yield curve at the date of grant.

The initial determination of compensation cost is based on the number of stock options or other awards granted, which is then amortized over the vesting period. Liability classified awards are remeasured to fair value at each reporting date with the corresponding change in value recorded in the consolidated statements of operations and comprehensive loss. The Company recognizes expense over the requisite service period on a straight-line basis. The Company records the impact of forfeitures on stock compensation expense in the period the forfeitures occur.
Comprehensive Loss
Comprehensive loss comprises net loss and foreign currency translation gains/(losses) for the years ended December 31, 2021, 2020, and 2019, respectively.
Foreign Currency
The Company’s foreign subsidiary in India designates the U.S. dollar as its functional currency. For this subsidiary, assets and liabilities denominated in currencies other than the U.S. dollar are remeasured into U.S. dollars at current exchange rates for monetary assets and liabilities and historical exchange rates for non-monetary
assets and liabilities. Foreign currency gains and losses associated with this remeasurement are included as a component of other income/(expense), net in the consolidated statements of operations and comprehensive loss.
The functional currency for certain of the Company’s other foreign subsidiaries is the local currency. For those subsidiaries, the assets and liabilities are translated into U.S. dollars at exchange rates in effect as of the balance sheet date. Revenue and expense items are translated based on average exchange rates for the period.
Foreign currency (gains)/losses associated with realized transactions and remeasurement, recorded in other income/(expense), net, were $(0.8) million, $0.8 million, and $1.5 million for the years ended December 31, 2021, 2020, and 2019 respectively.
Non-Monetary
Transactions
The Company occasionally participates in
non-monetary
transactions with its customers in exchange for marketing and other services.
Non-monetary
transactions with commercial substance are recorded at the estimated fair value of the services received from or provided to the counter-party, whichever value is more clearly evident. In certain periods there are timing differences between the revenue and the related expense, due to the timing of delivery and receipt of services.
Non-monetary
transaction revenue totaled $3.3 million, $2.6 million, and $4.2 million for the years ended December 31, 2021, 2020, and 2019, respectively.
Non-monetary
transaction expense totaled $2.6 million, $1.4 million, and $4.2 million for the years ended December 31, 2021, 2020, and 2019, respectively.

Fair Value Measurements
Fair value represents the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on the following three levels of inputs, of which the first two are considered observable and the last one is considered unobservable:
Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3 Inputs: Unobservable inputs that require the Company to use present value and other valuation techniques in the determination of fair value.
The Company’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, accounts payable and accrued liabilities. The carrying value of these financial instruments on the consolidated balance sheets approximate their fair value based on their short-term maturities.
Debt Issuance Costs
Costs incurred with lenders and other third parties that are specific and incremental costs required to obtain debt are amortized as interest expense over the life of the debt using the effective interest method. Unamortized debt issuance costs are presented as a direct reduction of the carrying value of the related debt.
Segment and Geographic Data
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company has determined that it operates in one operating segment and one reportable segment, as the CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.
Property and equipment outside America geographic locations represented 33.4% and 21.8% of total property and equipment, net as of December 31, 2021 and 2020, respectively, and are located primarily in India. The composition of the Company’s property and equipment between North America and locations outside of North America is set forth below (in thousands):

	Year Ended December 31,
	2021	2020

North America	$10,205	$16,976
Outside North America	5,129	4,739

Total	$15,334	$21,715

Net Loss per Share of Common Stock
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period.
Diluted earnings per share adjusts basic earnings per share for the potentially dilutive impact of stock options. As the Company has reported losses for all periods presented, all potentially dilutive securities including stock options, are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.

F-17
51,646,456, 37,028,088, and 37,912,097 stock options as of December 31, 2021, 2020, and 2019, respectively, were excluded from the computation of diluted net loss per share of common stock because including them would have been antidilutive.
Recently Adopted Accounting Pronouncements
New Accounting Pronouncements
In December 2019, the FASB issued Accounting Standards Update No
2019-12,
Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes
(“ASU
2019-12”).
ASU
2019-12
simplifies certain aspects of accounting for income taxes by removing (i) the exception to the incremental approach for intraperiod tax allocation when there is a loss from continuing operations and income or a gain from other items, (ii) the exception to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment, and (iii) the exception to the general methodology for calculating income taxes in an interim period when a year-to-date
loss exceeds the anticipated loss for the year. The Company adopted
ASU 2019-12
prospectively as of January 1, 2021 and the adoption did not have a material impact on its consolidated financial position, results of operations, and cash flows.
Recent Accounting Pronouncements Not Yet Adopted
In October 2021, the FASB issued ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
(”ASU
2021-08”)
.
ASU
2021-08
will require companies to apply the definition of a performance obligation under ASC Topic 606 to recognize and measure contract assets and contract liabilities (i.e., deferred revenue) relating to contracts with customers that are acquired in a business combination. Under current U.S. GAAP, an acquirer generally recognizes assets acquired and liabilities assumed in a business combination, including contract assets and contract liabilities arising from revenue contracts with customers, at fair value on the acquisition date. ASU
No. 2021-08
will result in the acquirer recording acquired contract assets and liabilities on the same basis that would have been recorded by the acquiree before the acquisition under ASC Topic 606. ASU
No. 2021-08
is effective for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.
In November 2021, the FASB issued Accounting Standards Update No
2021-10,
Government Assistance (Topic 832)—Disclosures by Business Entities about Government Assistance
(“ASU
2021-10”).
ASU
2021-10
requires additional disclosures regarding the nature of government assistance, the related accounting policy used to account for assistance, the affected line items and appliable amounts within the consolidated financial position and results of operations, and significant terms and conditions related to the assistance. Government assistance within the scope of ASC 832 includes assistance that is administered by domestic, foreign, local, state, national governments, as well as departments, independent agencies and intergovernmental organizations. The updated guidance increases transparency of government assistance including, 1) the type of assistance, 2) the entity’s accounting for assistance, and 3) the effect of assistance on the entity’s financial statements. The new standard is effective for fiscal years beginning after December 15, 2021 and the Company is still assessing but does not expect that ASU
2021-10
will have a material impact on its consolidated financial position, results of operations, and cash flows.